Disposal of Assets and Other Changes in Organizational Structure - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions															1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 16, 2018	Dec. 22, 2017	Dec. 18, 2017	Oct. 10, 2017	Aug. 31, 2017	Apr. 04, 2017	Feb. 28, 2017	Feb. 23, 2017	Feb. 03, 2017	Jan. 04, 2017	Dec. 28, 2016	Dec. 15, 2016	Dec. 09, 2016	Jul. 22, 2016	Jan. 31, 2017	Dec. 21, 2016	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 13, 2018	Jan. 15, 2018	Nov. 22, 2017	Sep. 22, 2016
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Proceeds from disposal of interest in entity																			$ 3,091.0	$ 2,205.0	$ 224.0
Percentage of ownership interest holds by the company in subsidiary																			10.00%
Place of subsidiary located																			Block BM-S-9
Amount of distribution of shares																			$ 107,101.0	107,101.0
Share capital increased					$ 2,006.0
Nova Fronteira Bioenergia S. A. [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Disposal of shares through public auction	24,000,000
Share price	$ 5.72
Perdido Foldbelt Area [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Purchase of interest in associates																20.00%
Thermoelectric power generation plants [Member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Ownership percentage in associates																			25.00%
Classification of assets as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Cash for assets and services							$ 1,675.0
Contingent payment							150.0
Shares granted to PBIO								24,000,000
Percentage of voting interest granted								6.593%
Other disposals of assets [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Target of proceeds from divestments																		$ 21,000.0
Disposal groups classified as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Transfer of company's stake to subsidiary																			35.00%
Nova Transportadora Do Sudeste [member] | Discontinued operations [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Gain in transactions				$ 2,189.0															$ 2,169.0
Disposal of ownership interest																									90.00%
Increase in share capital																			711.0
Reduction in share capital																			800.0
Purchase and sale agreement transaction value						$ 5,080.0
Payment upon purchase and sale agreement						4,230.0
Sale of shares						2,590.0
Escrow account pledged as collateral						109.0
Issuance of convertible debentures						$ 1,640.0
Convertible debentures maturity period						10 years
Gain on remeasurement at fair value																			$ 217.0
Percentage of ownership interest holds by the company in subsidiary																			10.00%
Final settlement price adjustment				$ 20.0
Nova Transportadora Do Sudeste [member] | Discontinued operations [member] | Fifth year [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Remaining amount to be paid in fifth year						$ 850.0
Liquigas Distribuidora S.A. [member] | Disposal of major subsidiary [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Compensation amount received																						$ 88.0
Liquigas Distribuidora S.A. [member] | Discontinued operations [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Sale of interest in subsidiary															$ 828.0
Companhia Petroqumica De Pernambuco and Companhia Integrada Textil De Pernambuco [member] | Disposal groups classified as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Sale of interest in subsidiary											$ 385.0
Entorno De Lara [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Percentage of ownership interest holds by the company in subsidiary																			100.00%
Transfer of company's stake to subsidiary																			22.50%
Place of subsidiary located																			Block BM-S-11
Lapa fields [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Impairment charge																			$ 47.0
Lapa fields [member] | Classification of assets as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Line of credit used for investments in subsidiary							$ 400.0
Lapa fields [member] | Other disposals of assets [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Total amount of sale of subsidiary																							$ 1,950.0
Lapa fields [member] | Disposal groups classified as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Transfer of company's stake to subsidiary																			50.00%
Petrobras Biocombustivel S.A. [Member] | Nova Fronteira Bioenergia S. A. [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Ownership percentage in associates												49.00%
Petrobras Chile distribucin [member] | Discontinued operations [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Sale of ownership percentage														100.00%
Proceeds from disposal of interest in entity										$ 470.0			$ 380.0
Dividends received													$ 90.0
Gain in transactions																	$ 0.8
Impairment of oil and gas assets																				$ 82.0
Reclassification of cumulative translation adjustment resulting from appreciation																			$ 79.0
Guarani SA [Member] | Discontinued operations [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Reclassification of cumulative translation adjustment resulting from appreciation																			42.0
Disposal of ownership interest											45.97%
Sale of interest in subsidiary									$ 203.0
Impairment charge									$ 118.0
Reclassification of cumulative translation adjustment reflecting cumulative losses relating to cash flow hedge accounting																			$ 22.0
Petrobras Distribuidora [Member] | Issued capital [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Gain in transactions		$ 719.0
Distribution of shares		334,937,500																	334,937,500
Par value per share																			$ 4.50
Amount of distribution of shares		$ 1,507.0																	$ 1,507.0
Stake rate		28.75%
Gain in transactions net of tax		$ 479.0
Petrobras Distribuidora [Member] | Issued capital [member] | Base Lot [Member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Distribution of shares																			291,250,000
Par value per share																			$ 4.50
Amount of distribution of shares																			$ 1,310.0
Petrobras Distribuidora [Member] | Issued capital [member] | Additional Lot [Member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Distribution of shares																			43,687,500
Par value per share																			$ 4.50
Amount of distribution of shares																			$ 197.0
Azulao field [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Sale of ownership percentage			25.00%
Azulao field [member] | Discontinued operations [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Total amount of sale of subsidiary																								$ 54.5
Azulao field [member] | Disposal groups classified as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [Line Items]
Proceeds from disposal of interest in entity																			2,900.0
Contingent payment																			550.0
Sale and purchase agreement execution amount																			$ 118.0